FAIR VALUE MEASUREMENTS (Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 2,769,194
Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discounted cash flow rate	3.25%
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits	$ 31,775,348	$ 40,777,831
Available-for-sale securities	67,524,708	20,013,487
Game license payment liabilities	10,000,000	19,860,000
Quoted prices in active markets for identical investments (level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits	31,775,348	40,777,831
Available-for-sale securities	$ 64,755,514	$ 20,013,487
Game license payment liabilities
Significant other observable inputs (level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits
Available-for-sale securities
Game license payment liabilities
Significant unobservable inputs (level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits
Available-for-sale securities	$ 2,769,194
Game license payment liabilities	$ 10,000,000	$ 19,860,000